Provisions for expected credit losses - Total write-offs net of recoveries to average loans (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	0.10%	0.08%
Write-offs still under enforcement activity	$ 864	$ 786
Housing
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	0.01%	0.01%
Personal
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	1.28%	1.46%
Business
Provisions for expected credit losses
Total write-offs net of recoveries to average loans	0.27%	0.15%
Parent Entity
Provisions for expected credit losses
Write-offs still under enforcement activity	$ 781	$ 689